                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-6651

                 ----------------------------------------------

                              THE CHINA FUND, INC.

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 FRANKLIN STREET
                                BOSTON, MA 02110
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                    Copy to:

           Mary Moran Zeven                        Leonard B. Mackey, Jr., Esq.
              Secretary                              Clifford Chance U.S. LLP
         The China Fund, Inc.                           31 West 52nd Street
         225 Franklin Street                          New York, New York 10019
          Boston, MA 02110


Registrant's telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1: SCHEDULE OF INVESTMENTS


THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
================================================================================

NAME OF ISSUER AND TITLE OF ISSUE                                         SHARES                       VALUE
---------------------------------                                         ------                   --------------
COMMON STOCK AND OTHER EQUITY INTERESTS
CHINA - SHENZHEN "B" SHARES
   INDUSTRIALS -- (2.4%)
     China International Marine Containers (Group) Co., Ltd. ......      3,908,395                    $ 6,013,069
                                                                                                    -------------
        TOTAL CHINA - SHENZHEN "B" SHARES -- (COST $2,735,768)                          2.4%            6,013,069
                                                                                      -----         -------------
HONG KONG
   CONSUMER DISCRETIONARY -- (4.8%)
     Nanjing Dahe Outdoor Media Co., Ltd. *........................     37,500,000                      2,259,673
     TCL International Holdings, Ltd. .............................     32,318,000                      9,633,497
                                                                                                    -------------
                                                                                                       11,893,170
                                                                                                    -------------
   CONSUMER STAPLES -- (5.4%)
     Chaoda Modern Agriculture (Holdings) Ltd. ....................     43,089,900                     11,187,088
     Sino Golf Holdings, Ltd. .....................................     11,835,000                      2,139,458
                                                                                                    -------------
                                                                                                       13,326,546
                                                                                                    -------------
   HEALTH CARE -- (3.1%)
     Golden Meditech Co., Ltd. * ..................................     13,950,000                      5,276,097
     Natural Beauty Bio-Technology, Ltd. ..........................     32,780,000                      2,269,443
                                                                                                    -------------
                                                                                                        7,545,540
                                                                                                    -------------
   INDUSTRIALS -- (7.1%)
     Beiren Printing Machinery Holdings Ltd. ......................      7,000,000                      2,019,283
     China Fire Safety Enterprise Group Holdings Ltd. .............     50,380,000                      2,712,839
     China Shipping Container Lines Co., Ltd. * ...................      9,221,000                      3,162,411
     Proview International Holdings Ltd. ..........................     14,644,000                      3,135,398
     TPV Technology, Ltd. .........................................      9,968,000                      6,645,504
                                                                                                    -------------
                                                                                                       17,675,435
                                                                                                    -------------
   INFORMATION TECHNOLOGY -- (3.1%)
     Arcontech Corp. * ............................................     18,386,000                        407,803
     Hongkong.Com Corp. * .........................................     30,232,000                      2,635,678
     Solomon Systech Ltd. * .......................................     20,698,000                      4,696,974
                                                                                                    -------------
                                                                                                        7,740,455
                                                                                                    -------------
   MATERIALS -- (5.8%)
     Asia Aluminum Holdings Ltd. ..................................     18,000,000                      1,938,511
     Asia Zirconium Ltd. ..........................................     13,196,000                      1,844,104
     China Rare Earth Holdings, Ltd. ..............................     15,254,000                      1,838,350
     Fountain Set (Holdings), Ltd. ................................      6,714,000                      4,605,233
     Ocean Grand Chemicals Holdings Ltd. ..........................     17,379,000                      2,183,571
     Zijin Mining Group Co., Ltd. * ...............................      6,000,000                      1,884,664
                                                                                                    -------------
                                                                                                       14,294,433
                                                                                                    -------------
   TELECOMMUNICATIONS -- (3.3%)
     Comba Telecom Systems Holdings Ltd. ..........................     15,356,000                      8,219,608
                                                                                                    -------------
   UTILITIES -- (2.7%)
     Xinao Gas Holdings, Ltd. * ...................................     13,976,000                      6,585,015
                                                                                                    -------------
TOTAL HONG KONG -- (COST $63,239,670)                                                  35.3%           87,280,202
                                                                                      -----         -------------


                      See Notes to Schedule of Investments

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2004 (UNAUDITED)
================================================================================

NAME OF ISSUER AND TITLE OF ISSUE                                         SHARES                       VALUE
---------------------------------                                         ------                   --------------
HONG KONG - "H" SHARES
   CONSUMER DISCRETIONARY -- (1.9%)
     Weichai Power Co. Ltd. *........................................    2,536,000                      4,551,912
                                                                                                    -------------
   ENERGY -- (2.8%)
     Yanzhou Coal Mining Co. ........................................   5,686,000                       6,888,984
                                                                                                    -------------
   INDUSTRIALS -- (5.8%)
     BYD Co., Ltd....................................................    3,225,000                      9,220,429
     Jingwei Textile Machinery Co., Ltd..............................    3,436,000                        792,943
     Sinotrans Limited...............................................   12,835,000                      4,360,721
                                                                                                    -------------
                                                                                                       14,374,093
                                                                                                    -------------
   UTILITIES -- (6.0%)
     Anhui Expressway Co., Ltd. .....................................   17,778,000                      7,635,619
     Shenzhen Expressway Co., Ltd. *.................................   21,494,000                      7,302,636
                                                                                                    -------------
                                                                                                       14,938,255
                                                                                                    -------------
        TOTAL HONG KONG -"H" SHARES -- (COST $25,458,879)                              16.5%           40,753,244
                                                                                      -----         -------------
        TOTAL HONG KONG (INCLUDING "H" SHARES) -- (COST
          $88,698,549)                                                                 51.8%          128,033,446
                                                                                      -----         -------------
SINGAPORE
   INFORMATION TECHNOLOGY -- (0.2%)
     Autron Corp. Ltd................................................    2,795,000                        447,018
                                                                                                    -------------
        TOTAL SINGAPORE -- (COST $509,480)                                              0.2%              447,018
                                                                                      -----         -------------
TAIWAN
   CONSUMER DISCRETIONARY -- (8.8%)
     Asia Optical Co., Inc. .........................................      686,937                      3,092,126
     Merry Electronics Co., Ltd. ....................................    3,012,016                      6,513,186
     Synnex Technologies International, Corp. *......................    4,059,640                      6,150,970
     Taiwan FamilyMart Co., Ltd. *...................................    1,478,520                      2,196,683
     Taiwan Hon Chuan Enterprise Co., Ltd............................    4,179,435                      3,799,486
                                                                                                    -------------
                                                                                                       21,752,451
                                                                                                    -------------
   FINANCIALS -- (6.0%)
     Cathay Financial Holding Co., Ltd. .............................    3,862,000                      6,362,812
     Fubon Financial Holdings Co., Ltd. .............................    5,453,952                      4,492,811
     Polaris Securities Co., Ltd. *..................................    8,859,377                      3,909,699
                                                                                                    -------------
                                                                                                       14,765,322
                                                                                                    -------------
   INDUSTRIALS -- (3.3%)
     Cheng Shin Rubber Industry Co., Ltd. ...........................    3,305,974                      4,211,494
     Chicony Electronics Co., Ltd. ..................................    3,001,152                      3,840,839
                                                                                                    -------------
                                                                                                        8,052,333
                                                                                                    -------------
INFORMATION TECHNOLOGY -- (8.3%)
     Allied Material Technology Corp. *..............................    4,000,000                      1,606,355
     CMC Magnetics Corp. ............................................    8,100,000                      3,538,835
     Data Systems Consulting Co., Ltd. ..............................    3,968,339                      2,229,929


                      See Notes to Schedule of Investments

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2004 (UNAUDITED)
================================================================================

NAME OF ISSUER AND TITLE OF ISSUE                                         SHARES                        VALUE
---------------------------------                                         ------                   --------------
     Soft-World International Corp. ..................................     790,000                      1,510,738
     Taiwan Green Point Enterprises Co., Ltd. * ......................   1,831,200                      5,279,718
     Tripod Technology Corp. .........................................   2,503,413                      2,474,689
     Vanguard International Semiconductor Corp. * ....................   6,000,000                      1,932,921
     Wintek Corp. ....................................................   2,421,104                      2,022,929
                                                                                                    -------------
                                                                                                       20,596,114
                                                                                                    -------------
   MATERIALS -- (3.1%)
     China Metal Products Co., Ltd. ..................................   6,325,659                      6,290,299
     Yieh United Steel Corp. * .......................................   3,500,000                      1,482,789
                                                                                                    -------------
                                                                                                        7,773,088
                                                                                                    -------------
   TELECOMMUNICATIONS -- (0.9%)
     Chunghwa Telecom Co., Ltd. ......................................   1,408,000                      2,216,181
                                                                                                    -------------
        TOTAL TAIWAN -- (COST $62,995,437)                                             30.4%           75,155,489
                                                                                      -----         -------------
UNITED STATES - "N" SHARES
   CONSUMER DISCRETIONARY -- (2.6%)
     Chindex International, Inc. * ...................................      42,987                        311,656
     Shanda Interactive Entertainment Ltd. * .........................     324,300                      6,161,700
                                                                                                    -------------
                                                                                                        6,473,356
                                                                                                    -------------
   INFORMATION TECHNOLOGY -- (4.4%)
     Sohu.com Inc. * .................................................     526,286                     10,904,646
                                                                                                    -------------
        TOTAL UNITED STATES - "N" SHARES -- (COST $4,876,163)                           7.0%           17,378,002
                                                                                      -----         -------------

        TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS
           --  (COST $159,815,397)                                                     91.8%          227,027,024
                                                                                      -----         -------------
DIRECT INVESTMENTS
   FINANCIALS -- (1.2%)
     Captive Finance, Ltd., (acquired 5/24/02) (1)*+ .................   2,000,000                      3,045,000
                                                                                                    -------------

   INDUSTRIALS -- (2.6%)
     Tomoike Industrial (H.K.) Ltd., (acquired 2/21/03) (1)+ .........     825,000                      6,331,234
                                                                                                    -------------
   INFORMATION TECHNOLOGY -- (1.4%)
     Global E Business Svcs., (acquired 6/18/04) (1)* ................      40,000                      3,000,077
     teco Optronics Corp., (acquired 4/26/04) (1)* ...................   1,500,000                        441,306
                                                                                                    -------------
                                                                                                        3,441,383
                                                                                                    -------------
        TOTAL DIRECT INVESTMENTS -- (COST $8,856,425)                                   5.2%           12,817,617
                                                                                      -----         -------------
TOTAL INVESTMENTS  -- (COST $168,671,822) (Note E)                                     97.0%          239,844,641
                                                                                      -----         -------------
OTHER ASSETS AND LIABILITIES                                                            3.0%            7,470,020
                                                                                      -----         -------------
NET ASSETS                                                                            100.0%        $ 247,314,661
                                                                                      -----         =============


                      See Notes to Schedule of Investments

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2004 (UNAUDITED)
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

*     Denotes non-income producing security

(1) Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore initially valued at acquisition cost. These direct investments are valued at fair value as determined by the Board of Directors as discussed in Notes A and B to the Financial Statements in the Annual and Semi-Annual Reports.

+     Affiliated Issuer

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certification required by Rule 30a-2 of the Investment Company Act of 1940, as amended, is attached as an exhibit to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:   /s/ Gary L. French
      ---------------------------------------
      Gary L. French
      President and Chief Executive Officer

Date: September 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Ann. M. Casey
      ---------------------------------------
      Ann M. Casey
      Treasurer and Chief Financial Officer

Date: September 29, 2004


By:   /s/ Gary L. French
      ---------------------------------------
      Gary L. French
      President and Chief Executive Officer

Date: September 29, 2004